Share-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activity [Abstract]
Options, Outstanding, Outstanding share options, beginning balance	3,213,497	3,768,034	3,555,804
Options, Outstanding, Weighted- average exercise price ($), beginning balance (in Dollars per share)	$ 0.447	$ 0.767	$ 0.652
Options, Outstanding, Weighted average remaining contractual life (years), beginning balance	5 years 10 months 2 days
Options, Outstanding, Aggregate intrinsic value ($ in thousands), beginning balance (in Dollars)	$ 244,579	$ 119,146	$ 109,779
Options, Outstanding, Outstanding share options, ending balance		5,461,337	3,768,034	3,555,804
Options, Outstanding, Weighted- average exercise price ($), ending balance (in Dollars per share)		$ 3.102	$ 0.767	$ 0.652
Options, Outstanding, Weighted average remaining contractual life (years), ending balance		5 years 4 months 10 days	4 years 7 months 15 days	5 years 8 days
Options, Outstanding, Aggregate intrinsic value ($ in thousands), ending balance (in Dollars)		$ 16,713,971	$ 119,146	$ 109,779
Options, Exercisable, Outstanding share options		2,854,952
Options, Exercisable, Weighted- average exercise price ($) (in Dollars per share)		$ 0.671
Options, Exercisable, Weighted average remaining contractual life (years)		3 years 3 months 28 days
Options, Options available for future grants, Outstanding share options		36,981
Options, Granted, Outstanding share options		1,966,916	932,835	847,443
Options, Granted, Weighted- average exercise price ($) (in Dollars per share)		$ 7.25	$ 1.199	$ 1.295
Options, Forfeited, Outstanding share options		(117,863)	(494,450)	(368,675)
Options, Forfeited, Weighted- average exercise price ($) (in Dollars per share)		$ 0.972	$ 1.042	$ 0.599
Options, Exercised, Outstanding share options		(155,750)	(226,155)	(136,461)
Options, Exercised, Weighted- average exercise price ($) (in Dollars per share)		$ 0.602	$ 0.132	$ 0
Options, Exercised, Weighted average remaining contractual life (years)		2 years 8 months 6 days	2 years 26 days	2 years 10 months 15 days